PRINCIPAL ACTIVITIES AND ORGANIZATION - OPERATIONS AND FINANCIAL POSITIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating lease right-of-use assets	¥ 5,420	$ 851	¥ 11,324
Other non-current assets	227,674	35,727	148,793
Total assets	2,349,970	368,763	2,550,481
Operating lease liabilities, current	5,571	874	6,988
Operating lease liabilities, non-current	3,123	490	8,309
Total liabilities	871,455	$ 136,751	1,235,613
Variable interest entity, primary beneficiary
Cash and cash equivalents	70,599		137,994
Restricted cash	62,243		125,844
Accounts receivable, net	4,028		12,204
Advance to suppliers	10,801		18,334
Inventories, net	1,694		3,500
Amounts due from the Group companies	520,888		3,909,067
Amounts due from related parties	1,178		6,603
Prepaid expense and other current assets	158,148		195,428
Property, equipment and software, net	11,191		23,698
Long-term investments	215,293		34,625
Operating lease right-of-use assets	3,852		8,612
Deferred tax assets	4,463		44,674
Other non-current assets	13,182		7,553
Total assets	1,077,560		4,528,136
Accounts payable	121,347		296,640
Deferred revenue	21,058		35,412
Incentive payables to members	6,085		8,212
Members management fee payable	7,328		45,841
Other payable and accrued liabilities	156,509		232,719
Amounts due to the Group companies	793,245		4,142,953
Amounts due to related parties	11,804		11,483
Operating lease liabilities, current	2,768		5,160
Operating lease liabilities, non-current	1,403		4,265
Deferred Tax Liability	0		0
Total liabilities	¥ 1,121,547		¥ 4,782,685